CONSECO SERIES TRUST

                        SUPPLEMENT DATED DECEMBER 1, 2000
                       TO THE PROSPECTUS DATED MAY 1, 2000
                  AS REVISED JULY 27, 2000 AND OCTOBER 23, 2000

                                                                December 1, 2000
Dear Investor,

     This supplement to the Prospectus dated May 1, 2000 for Conseco Series Trust ("CST") describes important changes affecting your fund(s). These changes were proposed by Conseco Capital Management, Inc. ("CCM") and approved by the board of your fund(s) as in the best interests of fund shareholders. If you have any questions about these changes, you should contact us or your Financial Advisor.

     The purpose of this supplement is to notify you of

          o New investment management arrangements for the Equity Portfolio and the equity portion of the Balanced Portfolio, including the appointment of Chicago Equity Partners LLC ("Chicago Equity") as sub-adviser, effective December 1, 2000,

          o New investment management arrangements for the Conseco 20 Focus Portfolio, including the appointment of Oak Associates, Ltd. ("Oak Associates") as sub-adviser, effective December 1, 2000, and

          o Related changes in the funds' investment strategies and portfolio managers.

     More information about the new investment management arrangements and related investment strategy and portfolio manager changes follows. Shareholders of the funds will be asked to approve their new investment management arrangements at a meeting expected to be held in March 2001.

NEW INVESTMENT MANAGEMENT ARRANGEMENTS

     On November 30, 2000, the Board of Trustees for Conseco Series Trust terminated the existing Investment Advisory Agreement ("Old Advisory Contract") with Conseco Capital Management, Inc. ("CCM") relating to the funds and approved new interim investment management arrangements that became effective on December 1, 2000.

     These new investment management arrangements for the funds consist of a new Interim Investment Management Contract ("Interim Management Contract") with CCM and Interim Sub-Advisory Contracts with Chicago Equity Partners, LLC and Oak Associates Ltd. Under the Interim Management Contract, CCM continues to directly manage the High Yield Portfolio, Fixed Income Portfolio, Government Securities Portfolio, Money Market Portfolio and the fixed income segment of the Balanced Portfolio.

     Under the Interim Management Contract with respect to the Conseco 20 Focus Portfolio, Equity Portfolio and equity segment of the Balanced Portfolio, CCM's primary management responsibility is to identify appropriate sub-advisers to manage the assets of these funds, to supervise and monitor the abilities and performance of those sub-advisers and make recommendations about the retention or replacement of sub-advisers.

     The Interim Management Contract and the Interim Sub-Advisory Contracts all terminate automatically either (1) 150 days after their effective dates or (2) upon execution of similar contracts in a form approved by fund shareholders.

     The fees payable by each portfolio to CCM under the Interim Management Contract are identical to the fees under the Old Advisory Contract. CCM (not CST or any of the portfolios) pays Chicago Equity and Oak Associates for their services under the Interim Sub-Advisory Contracts.

     These arrangements and some related changes in the portfolios' investment strategies are described in greater detail in the revisions to the portfolios' Prospectus set out below.

AS A RESULT OF THESE CHANGES, THE PROSPECTUS DATED MAY 1, 2000, AS SUPPLEMENTED, IS FURTHER REVISED AS FOLLOWS:

THE SECTION CAPTIONED "THE ADVISER'S INTEGRATED APPROACH TO MONEY MANAGEMENT" ON
P. 3 OF THE PROSPECTUS IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:



THE ADVISER'S INTEGRATED APPROACH
TO MONEY MANAGEMENT

Conseco Capital Management, Inc. ("CCM"), is the Investment Adviser for all of the Conseco Series Trust Portfolios. It directly manages all fixed-income portfolios, and selects and supervises sub-advisers for the equity portfolios. CCM also directly manages or supervises the sub-advisers for the investments of other affiliated mutual funds. As of Sept. 30, 2000, CCM managed more that $33 billion.

CCM's fixed-income analysts emphasize fundamental investment research in making their investment decisions. They examine the total financial resources of the issuer of any security we might consider buying. They seek to learn if the issuer, whether a business or a government entity, has the resources to support its spending plans and meet its obligations in good economic times and bad.

In considering securities issued by a business, our fixed-income analysts take the "big picture" into account. They inquire into the state of the industry the business is competing in, whether it is growing or declining. They look at the business's position in the industry and whether or not its market share is growing. They consider the quality of the goods or services it provides and its ability to innovate. They get to know its management.

This intensive fundamental research guides our fixed-income portfolios in buying and selling securities. Because of CCM's active management style, our portfolios generally have a higher portfolio turnover rate than other portfolios, which means that our portfolios may have higher taxable distributions and increased trading costs that may affect performance.

Each of the Portfolios may invest in restricted securities, such as private placements, which are not registered with the Securities and Exchange Commission. Restricted securities are generally illiquid; however, CCM focuses on those that are liquid and may not invest in any restricted security that would cause more than 15 percent of the Portfolio's total assets to be invested in illiquid securities. The Portfolios also may invest in securities that qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933.

We also conduct extensive research on the abilities and performance of other money management firms. This research enables us to identify appropriate sub-advisers for our equity portfolios. After a sub-adviser is selected, CCM continuously supervises and monitors its performance and recommends to the CST Board of Trustees which sub-advisers should be retained or released.

The portfolios have the ability to change their investment objectives without shareholder approval, although they do not currently intend to do so.

Any mutual fund investment is subject to risk and may decline in value. You could lose part or even all of the money invested in the portfolios.

PLEASE NOTE: DEFINITIONS FOR BOLD-FACED WORDS WITHIN THE TEXT CAN BE FOUND DIRECTLY FOLLOWING EACH PORTFOLIO'S PRIMARY RISK CONSIDERATIONS.


THE SECTION AT P. 4 OF THE PROSPECTUS CAPTIONED "CONSECO 20 FOCUS PORTFOLIO ADVISER'S STRATEGY " IS RETITLED " CONSECO 20 FOCUS PORTFOLIO, SUB-ADVISER'S STRATEGY" AND IS AMENDED AS FOLLOWS:

Oak Associates, Ltd, is the portfolio's sub-adviser. It is a growth manager seeking to maximize returns over a market cycle through investments in the manager's "best ideas." The sub-adviser starts by establishing a global economic outlook, particularly interest rate anticipation, then concentrates on investments in specific industries.

Relying on readily available information from financial publications, third-party analysis and fundamental research, investments are made with a long-term orientation, generally involving purchases of securities that will be held for at least a year, which results in relatively low portfolio turnover. The investment style tends to be contrarian, seeking out-of-favor situations at attractive prices. The portfolio is NON-DIVERSIFIED and strives to be fully invested in 15 to 25 stocks. Value is seen in both relative and absolute terms. Stock selections may be influenced by:

>  Growth rate/price earnings comparison

>  P/E ratios versus historical and current levels

>  Contrarian considerations

A three-to-five year time horizon is generally required to evaluate the results of such an approach to selecting stocks.

The portfolio may also invest from time to time in any or all of the following securities in addition to common stocks:

>  PREFERRED STOCK

>  CONVERTIBLE SECURITIES

>  WARRANTS

>  BONDS AND OTHER FIXED-INCOME SECURITIES

For defensive purposes, the portfolio may temporarily depart from its investment objective and invest without limitation in money market instruments. This could help the portfolio avoid losses but may mean lost opportunities.

THE SECTION AT P. 8 OF THE PROSPECTUS CAPTIONED "EQUITY PORTFOLIO - ADVISER'S STRATEGY" IS RETITLED "EQUITY PORTFOLIO - SUB-ADVISER'S STRATEGY" AND IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

The portfolio primarily invests in U.S. common stocks but may also invest in other U.S. and foreign securities, including convertible securities and warrants.

Normally, the portfolio will be widely diversified by industry and company. It will focus on small and medium-size companies. They may be start-ups or better-established firms in the early phases of their growth. While they have the potential for attractive long-term returns, their stock may involve greater risk and more volatility that larger companies with a stronger competitive advantage.

Chicago Equity Partners, LLC is the portfolio's sub-adviser. The sub-adviser uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities, which include momentum, value and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. The sub-adviser seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies overvalued and undervalued securities within industry sectors.

For defensive purposes, the Portfolio may temporarily depart from its investment objective and invest all or part of the Portfolio's assets in money market instruments. This could help the Portfolio avoid losses but may mean lost opportunities.

Chicago Equity Partners has more than 8.4 billion assets under management, and offers services to a variety of institutional clients, including corporations, public entities, Taft-Hartley plans, endowments and foundations.

THE SECTION AT P. 6 OF THE PROSPECTUS CAPTIONED "THE EQUITY PORTION OF THE BALANCED PORTFOLIO" IS RETITLED "THE SUB-ADVISER'S STRATEGY FOR THE EQUITY PORTION OF THE BALANCED PORTFOLIO" AND IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

The portfolio primarily invests in U.S. common stocks but may also invest in other U.S. and foreign securities, including convertible securities and warrants.

Normally, the portfolio will be widely diversified by industry and company. It will focus on small and medium-size companies. They may be start-ups or better-established firms in the early phases of their growth. While they have the potential for attractive long-term returns, their stock may involve greater risk and more volatility that larger companies with a stronger competitive advantage.

Chicago Equity Partners, LLC is the portfolio's sub-adviser. The sub-adviser uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities, which include momentum, value and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. The sub-adviser seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies overvalued and undervalued securities within industry sectors.

For defensive purposes, the Portfolio may temporarily depart from its investment objective and invest all or part of the Portfolio's assets in money market instruments. This could help the Portfolio avoid losses but may mean lost opportunities.

Chicago Equity Partners has more than $8.4 billion assets under management, and offers services to a variety of institutional clients, including corporations, public entities, Taft-Hartley plans, endowments and foundations


THE SECTION AT P. 20 OF THE PROSPECTUS CAPTIONED "ADVISER" IS RETITLED "INVESTMENT ADVISER AND SUB-ADVISERS" AND IS REPLACED IN ITS ENTIRETY WITH THE
FOLLOWING:

         Conseco Capital Asset Management, Inc. ("CCM"), the portfolio's Investment Adviser, is located at 11825 N. Pennsylvania
         Street, Carmel, Indiana 46032. CCM is a wholly owned subsidiary of Conseco, Inc., a publicly owned financial services company that provides specialized annuity, and life and health insurance products. CCM manages investments for Conseco, Conseco-affiliated insurance companies, the Conseco Fund Group family of mutual funds and other Conseco mutual funds, as well as for foundations, endowments, corporations, government entities, unions and high net worth individuals.
         As of September 30, CCM managed more than $33 billion.

         Chicago Equity Partners, LLC ("Chicago Equity"), located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601 is the sub-adviser for the Equity Portfolio and the equity portion of the

         Balanced Portfolio. Chicago Equity is a leading investment management firm with approximately $8.4 billion in assets under management as of September 30, 2000.

         Oak Associates, Ltd. ("Oak Associates"), located at 3875 Embassy Parkway, Suite 250, Akron, Ohio, 44333 is the sub-adviser for the Conseco 20 Focus Portfolio. Oak Associates is a leading investment management firm with approximately $31 billion in assets under management as of September 30, 2000.


THE SECTION AT P. 21 OF THE PROSPECTUS CAPTIONED "PORTFOLIO MANAGERS OF THE CONSECO SERIES TRUST" IS AMENDED FOR THE FOLLOWING PORTFOLIO AND READS AS
FOLLOWS:

CONSECO 20 FOCUS PORTFOLIO:

Oak Associates, Ltd.: Oak Associates utilizes a team approach to manage the portfolio.

EQUITY PORTFOLIO:


Chicago Equity Partners LLC: Chicago Equity Partners, LLC utilizes a team approach to manage the portfolio.


BALANCED PORTFOLIO, EQUITY:

Chicago Equity Partners LLC: Chicago Equity Partners utilizes a team approach to manage the portfolio.